Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil (Details - amounts due from financial institutions) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil
Interbank deposits	R$ 1,729,676	R$ 502,347
Interbank onlendings	322,187	22
Total	R$ 2,051,862	R$ 502,369